Contingencies - Additional Information (Detail)	1 Months Ended		9 Months Ended		1 Months Ended				9 Months Ended		1 Months Ended		3 Months Ended	9 Months Ended		9 Months Ended		1 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended	0 Months Ended					9 Months Ended
	Apr. 25, 2013 USD ($)	Apr. 25, 2013 MXN	Sep. 30, 2013 USD ($) site	Mar. 08, 2012 Defendant	Jun. 30, 2013 Mexican Subsidiary of Champion [Member] USD ($)	Jun. 30, 2013 Mexican Subsidiary of Champion [Member] MXN	Apr. 25, 2013 Mexican Subsidiary of Champion [Member] USD ($)	Apr. 25, 2013 Mexican Subsidiary of Champion [Member] MXN	Sep. 30, 2013 Mexican Subsidiary of Champion [Member] USD ($)	Sep. 30, 2013 Mexican Subsidiary of Champion [Member] MXN	Jun. 30, 2013 Mexican Subsidiary of Champion [Member] Interest Expense [Member] USD ($)	Apr. 25, 2013 Mexican Subsidiary of Champion [Member] Interest Expense [Member] USD ($)	Sep. 30, 2013 Chinese Subsidiary [Member] USD ($)	Sep. 30, 2013 Chinese Subsidiary [Member] USD ($)	Sep. 30, 2013 Chinese Subsidiary [Member] CNY	Sep. 30, 2013 Chinese Subsidiary [Member] Other Current Assets [Member] USD ($)	Sep. 30, 2013 Chinese Subsidiary [Member] Miscellaneous, Net [Member] USD ($)	Apr. 30, 2012 Antitrust Litigation [Member] USD ($)	Sep. 30, 2013 Antitrust Litigation [Member]	Sep. 30, 2013 Product Recall [Member] USD ($)	Sep. 30, 2013 Product Recall [Member] USD ($)	Sep. 30, 2013 Product Recall [Member] EUR (€)	Dec. 31, 2012 Product Recall [Member] USD ($)	Dec. 31, 2012 Product Recall [Member] EUR (€)	May 09, 2013 Product Recall [Member] USD ($)	May 09, 2013 Product Recall [Member] EUR (€)	Sep. 30, 2013 U.S Actions [Member] Antitrust Litigation [Member] USD ($)	Sep. 30, 2012 U.S Actions [Member] Antitrust Litigation [Member] USD ($)	Sep. 30, 2013 U.S Actions [Member] Antitrust Litigation [Member] USD ($)	Sep. 30, 2012 U.S Actions [Member] Antitrust Litigation [Member] USD ($)	Sep. 30, 2013 Canadian Actions [Member] Antitrust Litigation [Member] USD ($)	Sep. 30, 2013 Canadian Actions [Member] Antitrust Litigation [Member] USD ($)	Oct. 03, 2013 Subsequent Event [Member] Antitrust Litigation [Member] USD ($)	Oct. 23, 2013 Subsequent Event [Member] Product Recall [Member] USD ($)	Oct. 23, 2013 Subsequent Event [Member] Product Recall [Member] EUR (€)	Sep. 30, 2013 New Jersey Site and California [Member] Maximum [Member] USD ($)	Sep. 30, 2013 Wisconsin Site [Member] Maximum [Member] USD ($)	Sep. 30, 2013 Kentucky Site [Member] Maximum [Member] USD ($)	Sep. 30, 2013 Former Manufacturing Site [Member] USD ($)
Loss Contingencies [Line Items]
Number of Sites			5
Maximum cost of the ultimate outcome of the environmental matters related to the New Jersey Site and the California Site																																				$ 800,000
Completed remediation activities at manufacturing site			2
Estimated settlement cost																																						100,000
Remediation settlement costs			100,000																																		100,000		100,000
Number of defendants executed a settlement agreement				2
Provision for settlement agreement																		7,800,000															100,000
Expiry period of appeal																			Dec. 28, 2012
Post-trail costs																											100,000	300,000	100,000	1,200,000
Settlement amount																															100,000	100,000
Outstanding receivables									2,200,000				2,000,000	2,000,000	12,500,000
Refund payment received	700,000	8,200,000			4,400,000	57,700,000
Claim on loss contingency refund received					2,000,000	25,500,000
Interest on loss contingency refund received	300,000	3,300,000			1,800,000	23,300,000
Inflation on loss contingency refund received					600,000	8,900,000	100,000	1,200,000
Interest receivable											1,800,000	300,000
Claims and inflation receivables											600,000	100,000
Amount of total claims agreed to refund									300,000	3,700,000
Claims receivable													1,900,000	1,900,000			2,000,000
Pending claims receivable													100,000	100,000		100,000
Recorded estimated costs																							1,200,000	900,000
Provision recorded related to matter																				0	0
Payment of costs related to matter																					800,000	600,000
Remaining accrual of costs related to matter																				400,000	400,000	300,000
Total claims filed																				700,000	700,000	600,000
Insurance coverage claims																									$ 500,000	€ 400,000								$ 200,000	€ 200,000